Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 383,771	$ 878,944
Less: allowance for expected credit loss	(18,416)	(38,202)
Total accounts receivable, net	$ 365,355	$ 840,742